Structured entities - Total assets of consolidated structured entities by entity type (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 2,558,124	$ 2,518,430		$ 2,521,771	$ 2,374,986
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	25,800			27,900
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	9,200			12,900
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	5,700			4,800
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	6,500			7,000
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	$ 4,400			$ 3,200

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.